Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued taxes - other		$ 211,421	$ 261,396
Accrued payroll and benefits		425,130	482,719
Accrued professional fees		443,084	201,318
Customer deposits			13,212
Accrued interest		463,489	341,559
Accrued legal contingencies		240,105	240,105
Earnout		200,000
Other		118,381	54,359
Total accrued expenses and other current liabilities	$ 1,344,750	$ 2,101,610	$ 1,485,062